SCHEDULE OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (1,890,452)	$ (1,465,955)	$ (2,329,198)	$ (2,239,967)	$ (1,323,726)
Interest income	161	8,732	9,419	1,392	3,207
NET (LOSS) INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	(10,519)	2,119,760	4,595,982	6,237,488	4,590,803
Foreign currency translation adjustment	367,971	1,071,621	(1,040,285)	(2,855,701)	612,806
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	199,951	3,191,381	3,502,408	3,389,032	5,219,776
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(1,322,229)	(532,111)	(846,930)	(972,215)	(68,722)
Interest income		2	2	5	13
Equity in earnings of subsidiaries	1,311,710	2,651,869	5,442,910	7,209,698	4,659,512
NET (LOSS) INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	(10,519)	2,119,760	4,595,982	6,237,488	4,590,803
Foreign currency translation adjustment	210,470	1,071,624	(1,050,274)	(2,853,392)	610,323
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ 199,951	$ 3,191,388	$ 3,545,708	$ 3,384,096	$ 5,201,126